STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 231		$ 507,427	$ 0	$ (387,876)	$ 119,782
Balance, shares at Dec. 31, 2020	83,675,856
Exercise of options and ESPP shares	$ 1		1,454			1,455
Exercise of options and ESPP shares, shares	335,204
Warrants exercised		[1]	425			425
Warrants exercised, shares	89,557
Issuance of shares, net	$ 7		14,951			14,958
Issuance of shares, net, shares	2,332,815
Stock-based compensation issued to employees, directors and non-employees			4,276			4,276
Net loss					(34,203)	(34,203)
Balance at Dec. 31, 2021	$ 239		528,533	0	(422,079)	106,693
Balance, shares at Dec. 31, 2021	86,433,432
Exercise of options and ESPP shares	$ 1		352			353
Exercise of options and ESPP shares, shares	191,211
Stock-based compensation issued to employees, directors and non-employees			4,328			4,328
Net loss					(33,694)	(33,694)
Balance at Dec. 31, 2022	$ 240		533,213	0	(455,773)	$ 77,680
Balance, shares at Dec. 31, 2022	86,624,643					86,624,643
Issuance of shares, net	$ 7		3,074			$ 3,081
Issuance of shares, net, shares	2,612,822
Stock-based compensation issued to employees, directors and non-employees			3,550			3,550
Changes in other comprehensive income from marketable securities				2		2
Net loss					(18,754)	(18,754)
Balance at Dec. 31, 2023	$ 247		$ 539,837	$ 2	$ (474,527)	$ 65,559
Balance, shares at Dec. 31, 2023	89,237,465					89,237,465

[1]	Representing amount lower than $ 1.